CONVERTIBLE NOTES PAYABLE (Details Narrative) - Dec. 31, 2014 - USD ($)	Total
Debt Disclosure [Abstract]
Convertible notes issued	$ 418,000
Debt	4,700,000
Accrued interest for shares of preferred stock	$ 500,000
Shares of common stock	1,400,000
fair value	$ 31,000,000
Loss on extinguishment associated with the note conversions	24,900,000
Extinguishment of the derivative liability - conversion option	$ 700,000